Common Stock and Additional Paid-in Capital	12 Months Ended
Dec. 31, 2011
Common Stock, Preferred Stock and Additional Paid-in Capital
Common Stock, Preferred Stock and Additional Paid-in Capital

13. Common Stock and Additional Paid-in Capital:

Net Income Attributable to Dryships Inc. and Transfers from the Non controlling Interest:

The following table represents the effects of any changes in Dryships Inc. ownership interest in a subsidiary on the equity attributable to the shareholders of Dryships Inc.

	Year Ended December 31,

	2009	2010	2011

Net (loss)/income attributable to Dryships Inc.	($19,209)	$188,327	($70,128)
Transfers from the noncontrolling interest:
Increase in Dryships Inc. equity for acquisition of non controlling interest	352,814	-	-
Decrease in Dryships Inc. equity for issuance of subsidiary's shares	-37,511	-153,092	-75,231

Net transfers to/from the non controlling interest	315,303	-153,092	-75,231

Net income/ (loss) attributable to Dryships Inc. and transfers to/from the noncontrolling interest	$296,094	$35,235	($145,359)

Issuance of common shares

On January 15, 2009, the Company agreed to transfer its interests in the ship-owning companies of three Capesize newbuildings to an entity that is not affiliated with the Company. As consideration for liabilities assumed by the purchasers, on March 19, 2009, the Company issued a total of 11,990,405 common shares to the nominees of Central Mare Inc. (Note 6).

During 2009, the Company effected two at-the-market equity offerings. Under these offerings, the Company issued 165,054,595 shares of common stock. The net proceeds, after commissions, amounted to $952,369.

Concurrently with the offering of the Notes discussed in Note 11, the Company entered into share lending agreements and issued 26,100,000 shares of common stock in November 2009 and 10,000,000 in April 2010, respectively, which it subsequently loaned to the underwriter pursuant to the share lending agreements. The Company received a one time loan fee of $0.01 per share.

In September 2010, the Company filed a universal shelf registration statement on Form F-3 relating to the offer and sale of up to $350,000 of the Company's common shares. Under this offering, the Company issued 74,818,706 of common stock. The net proceeds, after deducting commissions, amounted to $342,300.

Issuance of Series A preferred stock

On July 15, 2009, the Company issued 52,238,806 shares of its Series A Convertible Preferred Stock ('Preferred Stock') under its agreement to acquire the remaining 25% of the total issued and outstanding capital stock of Ocean Rig UDW . The aggregate face value of these shares was $280,000 and the fair value of the Preferred Stock was determined by management to be $268,000.

The Company determined that the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW was more reliably measurable than the fair value of the preferred stock issued. The Company determined that $318,000 was the fair value of the 25% of the outstanding common shares of Ocean Rig UDW in accordance with fair value guidance by weighting the fair values derived using the following three valuation methods: (i) Fair value of the net assets of Ocean Rig UDW; (ii) Discounted cash flow method; and (iii) Comparable company approach. Based on the foregoing, the Company recorded the preferred stock at $268,000, which was calculated as the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW of $318,000 less cash consideration of $50,000.

The changes in the Company's ownership interest in Ocean Rig UDW did not represent a change in control and therefore the Company accounted for this transaction as an equity transaction with no gain or loss recorded in the statement of operations or comprehensive income. The difference between the fair value of the 25% of the total issued and outstanding capital stock of Ocean Rig UDW and the amount the non-controlling interest was recognized as equity attributable to the parent.

The Series A Convertible Preferred Stock accrued cumulative dividends on a quarterly basis at an annual rate of 6.75% of the aggregate face value. Dividends were payable in preferred stock or cash, if cash dividends had been declared on common stock. Such accrued dividends were payable in additional shares of preferred stock immediately prior to any conversion.

Each share of this instrument mandatorily converts into shares of the Company's common stock proportionally, upon the contractual delivery of each of the four newbuilding ultra deepwater drillships at a premium of 127.5% of the original purchase price. Furthermore, each share of this instrument can also be converted into shares of the Company's common stock at any time at the option of the holder at a conversion rate of 1.0:0.7.

On February 10, 2011 and following the delivery of the Ocean Rig Corcovado, 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend as of December 31, 2010 was converted into 5,158,762 shares of Preferred Stock.

On April 12, 2011 and following the delivery of Ocean Rig Olympia, 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend for the period from January 1, 2011 to March 31, 2011, was converted into 644,844 shares Convertible Preferred Stock.

On September 2, 2011 and following the delivery of the Ocean Rig Poseidon, 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend for the period from April 1, 2011, to July 31, 2011, associated with the Series A Convertible Preferred Stock was converted into 584,464 shares of Series A Convertible Preferred Stock.

On October 17, 2011 and following the delivery of the Ocean Rig Mykonos, the final 25% of the shares of Preferred Stock held by each holder, amounting to 13,059,701 shares in the aggregate, were converted, at the conversion price, into 10,242,903 shares of common stock. On the same date the cumulative accrued stock dividend for the period from August 1, 2011 to September 30, 2011, was converted into 144,909 shares Convertible Preferred Stock. On the same date, the dividend shares of Preferred Stock which accrued quarterly from July 9, 2009 through September 30, 2011 held by each holder, amounting to 6,532,979 shares in the aggregate, were converted, at the conversion price, into 5,123,905 shares of common stock.

Private placement

On December 21, 2010, the Company completed the sale of an aggregate of 28,571,428 of Ocean Rig UDW common shares (representing approximately 22% of Ocean Rig UDW's outstanding common stock) through a private offering, at the offering price of $17.50 per share. The Company received approximately $488,301 of net proceeds from the private offering. The net assets of Ocean Rig UDW as of December 21, 2010 amounted to $2,427,121. At the date of the transaction, the carrying amounts of Ocean Rig UDW's assets and liabilities did not require fair value adjustments. The difference between the consideration received and the amount attributed to the non controlling interests which amounted to $45,666 was recognized in equity attributable to the controlling interest.During 2011, the Company identified consideration received from the issuance of subsidiary shares of $107,426 attributable to non controlling interests which was previously classified as additional paid-in capital. The Company has reclassified this amount from additional paid in capital to non controlling interests as of September 30, 2011 and for all periods presented. As a result, transfers from non controlling interests for the year ended December 31, 2010 decreased by the same amount. Accordingly, amounts for decrease in Dryships' equity for issuance of subsidiary shares increased from $45,666 to $153,092 and the 'Net Income/ (loss) attributable to Dryships' and transfers to/from the Non controlling interest for the year ended December 31, 2010 decreased from $142,661 to $35,235.

Conversion of common stock into treasury stock

During September 2011, the share borrower described in Note 11 returned to the Company 1,000,000 loaned shares of the Company's common stock, which were not retired.

Repurchase program

On December 6, 2011, Ocean Rig UDW announced that its board of directors had approved a repurchase program for up to a total of $500,000 of its common shares and 9.5% senior unsecured notes due 2016 (Note 11). Ocean Rig UDW's common shares and unsecured notes may be purchased under the program from time to time through December 31, 2013. As of December 31, 2011 Ocean Rig UDW had not purchased any common shares or unsecured notes under the program described above.

Partial Spin-off

On August 2, 2011, the Company's Board of Directors approved the partial spin-off of its interest in Ocean Rig UDW. On October 5, 2011, the Company completed the partial spin off of the Ocean Rig UDW by distributing an aggregate of 2,967,291 of the Ocean Rig UDW common shares, or $60,191 after giving effect to the treatment of fractional shares, on a pro rata basis to DryShips' shareholders as of the record date of September 21, 2011. In lieu of fractional shares, DryShips' transfer agent aggregated all fractional shares that would otherwise be distributable to DryShips' shareholders and sold a total of 105 common shares on behalf of those shareholders who would otherwise be entitled to receive a fractional share of the Ocean Rig UDW's common stock. Following the distribution, each such shareholder received a cash payment in an amount equal to its pro rata share of the total net proceeds of the sale of fractional shares. On October 19, 2011 an amount of 255,036 shares of the total shares that were distributed in the partial spin off were returned to Dryships pursuant to the Share Lending Agreements, dated April 21, 2010 and November 19, 2009, by and between DryShips and Deutsche Bank AG, London Branch, as share borrower. (Note 11)

Stockholders Rights Agreement

As of January 18, 2008, the Company entered into a Stockholders Rights Agreement (the “Agreement”). Under the Agreement, the Company's Board of Directors declared a dividend payable of one preferred share purchase right, (“Right”), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share. Each right entitles the registered holder, upon the occurrence of certain events, to purchase from the Company one one-thousandth of a share of Series A Participating Preferred Stock. As of December 31, 2011, no exercise of any purchase right has occurred.

As of July 9, 2009, an amendment has been effected to the Agreement to reflect the issuance of Series A Convertible Preferred Stock.